S000024506 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	9.12%	10.72%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	8.73%	10.36%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	8.46%	10.08%